Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]

24)    Subsequent events

In January 2023, the Company entered into a two-year loan agreement for $15,000, bearing interest at 6.85% per annum. Payments are due quarterly with principal repayments starting after a grace period of 180 days. Also in January 2023, the Company entered into a three-year loan agreement for $10,000, bearing interest at 8.36% per annum and an initial fee of 0.70% of the principal. Payments are due semi-annually with principal repayments starting after a grace period of 360 days.